Significant Accounting Policies (Details 1) ₪ / shares in Units, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Significant Accounting Policies [Line Items]
General and operating expenses	₪ 3,911	[1]	$ 1,128	₪ 4,024	₪ 3,878
Salaries	2,008	[1]	579	2,017	1,960
Depreciation and amortization expenses	2,117	[1]	611	2,161	2,131
Operating profit	1,604	[1]	462	1,861	2,013
Profit before income tax	1,022	[1]	295	881	1,430
Income tax	347	[1]	100	442	347
Net profit for the period	675	[1]	195	439	1,083
Profit (loss) attributable to shareholders of the Company	(15)	[1]	(4)	(202)	87
Profit attributable to non-controlling interests	690	[1]	$ 199	₪ 641	₪ 996
In accordance with the previous policy [Member]
Significant Accounting Policies [Line Items]
General and operating expenses	4,042
Salaries	2,042
Depreciation and amortization expenses	2,063
Operating profit	1,493
Profit after financing expenses	916
Profit before income tax	911
Income tax	320
Net profit for the period	591
Profit (loss) attributable to shareholders of the Company	(29)
Profit attributable to non-controlling interests	₪ 620
Earnings per share (Basic and Diluted) | ₪ / shares	₪ (1.56)
Change [Member]
Significant Accounting Policies [Line Items]
General and operating expenses	₪ (131)
Salaries	(34)
Depreciation and amortization expenses	54
Operating profit	111
Profit after financing expenses	111
Profit before income tax	111
Income tax	27
Net profit for the period	84
Profit (loss) attributable to shareholders of the Company	14
Profit attributable to non-controlling interests	₪ 70
Earnings per share (Basic and Diluted) | ₪ / shares	₪ 0.74
In accordance with IFRS15 [Member]
Significant Accounting Policies [Line Items]
General and operating expenses	₪ 3,911
Salaries	2,008
Depreciation and amortization expenses	2,117
Operating profit	1,604
Profit after financing expenses	1,027
Profit before income tax	1,022
Income tax	347
Net profit for the period	675
Profit (loss) attributable to shareholders of the Company	(15)
Profit attributable to non-controlling interests	₪ 690
Earnings per share (Basic and Diluted) | ₪ / shares	₪ (0.82)

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.